NOTES PAYABLE (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Minimum interest rate on promissory notes	8.00%
Maximum interest rate on promissory notes	12.00%
Promissory Notes [Member]
Promissory notes, issued	$ 376,625	$ 311,297	$ 318,923
Promissory notes, repaid	0	35,000	7,000
Michael Lee CEO [Member]
Note Payable	193,292	97,020	67,117
Accrued interest	$ 37,863	$ 29,866	$ 29,829